iShares
®
MSCI Qatar ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
Gulf Warehousing Co. ..................... 658,740 $ 391,917
a
Banks  —  55 .5%
Al Rayan Bank .......................... 6,267,372 3,736,469
Commercial Bank PSQC (The) ................ 3,168,655 3,651,125
Doha Bank QPSC ........................ 2,970,843 2,136,236
Dukhan Bank ........................... 2,215,141 2,102,292
Lesha Bank LLC ......................... 992,369 553,494
Qatar International Islamic Bank QSC ........... 1,133,389 3,415,764
Qatar Islamic Bank QPSC ................... 1,890,190 11,834,457
Qatar National Bank QPSC .................. 3,892,137 19,006,869
46,436,706
a
Chemicals  —  2 .7%
Mesaieed Petrochemical Holding Co. ........... 6,721,722 2,258,625
a
Construction & Engineering  —  1 .9%
Estithmar Holding QPSC
(a)
................... 1,338,008 1,572,939
a
Construction Materials  —  1 .1%
Qatar National Cement Co. QSC .............. 659,853 510,866
Qatari Investors Group QSC ................. 946,290 366,314
877,180
a
Consumer Staples Distribution & Retail  —  0 .7%
Al Meera Consumer Goods Co. QSC ........... 168,865 611,528
a
Diversified Telecommunication Services  —  4 .5%
Ooredoo QPSC .......................... 1,018,667 3,744,894
a
Energy Equipment & Services  —  1 .1%
Gulf International Services QSC ............... 1,539,960 921,678
a
Financial Services  —  0 .5%
Salam International Investment Ltd. QSC ......... 1,999,520 432,044
a
Food Products  —  0 .6%
Baladna
(a)
.............................. 1,487,742 535,173
a
Health Care Providers & Services  —  0 .8%
Medicare Group .......................... 416,712 631,299
a
Industrial Conglomerates  —  8 .0%
Aamal Co. ............................. 2,876,597 601,681
Industries Qatar QSC ...................... 1,695,264 5,706,262
Security Shares Value
a
Industrial Conglomerates (continued)
Mannai Corp. QSC ........................ 239,639 $ 350,419
6,658,362
a
IT Services  —  0 .6%
Meeza QSTP LLC ........................ 541,585 505,182
a
Marine Transportation  —  3 .7%
Qatar Navigation QSC ..................... 1,109,373 3,136,816
a
Metals & Mining  —  2 .0%
Qatar Aluminum Manufacturing Co. ............. 3,547,639 1,671,402
a
Multi-Utilities  —  2 .5%
Nebras Energy .......................... 529,944 2,116,020
a
Oil, Gas & Consumable Fuels  —  7 .5%
Qatar Fuel QSC .......................... 697,466 2,682,709
Qatar Gas Transport Co. Ltd. ................. 3,054,014 3,636,329
6,319,038
a
Real Estate Management & Development  —  3 .9%
Barwa Real Estate Co. ..................... 2,626,710 1,777,829
Ezdan Holding Group QSC
(a)
................. 2,326,743 555,130
Mazaya Real Estate Development QPSC
(a)
....... 2,002,109 314,185
United Development Co. QSC ................ 2,763,564 651,500
3,298,644
a
Wireless Telecommunication Services  —  1 .8%
Vodafone Qatar PQSC ..................... 2,092,265 1,546,956
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 65,780,164 ) ................................. 83,666,403
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 90,073 90,073
a
Total Short-Term Securities — 0.1%
(Cost: $ 90,073 ) .................................... 90,073
Total Investments — 100.0%
(Cost: $ 65,870,237 ) ................................. 83,756,476
Liabilities in Excess of Other Assets — 0 .0% ................ (18,470)
Net Assets — 100.0% ................................. $ 83,738,006
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Qatar ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ —  $ 90,073
(a)
$ —  $ —  $ —  $ 90,073  90,073  $ 12,283  $ —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 41,821,346  $ 41,845,057  $ —  $ 83,666,403
Short-Term Securities
Money Market Funds ...................................... 90,073  —  —  90,073
$ 41,911,419  $ 41,845,057  $ —  $ 83,756,476